Reverse Recapitalization (Details) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 04, 2025	Dec. 31, 2024		Sep. 30, 2024		Sep. 30, 2025	Sep. 30, 2023 [1]
Reverse Recapitalization [Line Items]
Authorized shares of capital		55,000,000
Par value per share (in Dollars per share)		$ 0.0001	[1]	$ 0.0001	[1]	$ 0.0001	$ 0.0001
Preferred stock par value (in Dollars per share)		$ 0.0001	[1]	$ 0.0001	[1]	$ 0.0001	$ 0.0001
Outstanding stock options ratio		1:35
Business combination expire term		5 years
Number of aggregate ordinary shares		26,668
Percentage of aggregate ordinary shares		40.00%
Number of redeem shares		41,305
Brilliant totaling (in Dollars)		$ 3,881,627
Common stock shares issued		4,930,531	[1]	2,098,999	[1]	11,096,264	1,259,333
Additional paid-in capital (in Dollars)				$ 938,416
Warrant [Member]
Reverse Recapitalization [Line Items]
Warrants outstanding		837,625
Common stock shares issued						4,899,166
Brilliant [Member]
Reverse Recapitalization [Line Items]
Reduction to additional paid-in capital (in Dollars)				1,802,184
Transaction costs and fees (in Dollars)				$ 450,000
Common Stock [Member]
Reverse Recapitalization [Line Items]
Authorized shares of capital		40,000,000
Par value per share (in Dollars per share)	$ 0.0001					$ 0.0001
Common stock conversion shares	10,224	1,312,494
Common stock shares issued		1,312,494
Class A Ordinary Shares [Member] | Brilliant [Member]
Reverse Recapitalization [Line Items]
Redemption price per share (in Dollars per share)		$ 92.56
Gross redemption payments (in Dollars)		$ 3,822,431
Sponsor [Member]
Reverse Recapitalization [Line Items]
Common stock shares issued		12,935
Preferred Stock [Member]
Reverse Recapitalization [Line Items]
Authorized shares of capital		15,000,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.